UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Portland Investment Counsel Inc.
Address:  	1375 Kerns Rd. Suite 100
                Burlington, ON, Canada
                L7P 4V7

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nadine Milne
Title: Acting Chief Compliance Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

"Nadine Milne"                	Burlington, Ontario, Canada	 April 26, 2012
Signature			City, State			 Date

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	57

Form 13F Information Table Value Total: 	$680,764
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F - INFORMATION TABLE as at March 31, 2012

                                                                                                                 VOTING AUTHORITY
NAME OF ISSUER			TITLE 		  CUSIP		Value	    	SHRS   	SH/ PUT/ INVSTMT  OTHER	SOLE	SHRD	NONE
				OF CLASS	  NUMBER 	(x$1000)   	OR PRN 	PRN CALL DSCRETN  MNGERS
ABB LTD				SPONSORED ADR	  000375204	819		40130	SH 	 SOLE		40130
AMERIPRISE FINL INC		COM		  03076C106	2005		35100	SH 	 SOLE		35100
ARCHER DANIELS MIDLAND CO	COM		  039483102	66331		2095101	SH 	 SOLE		2095101
BANCO BILBAO VIZCAYA ARGENTA	SPONSORED ADR	  05946K101	160		20000	SH 	 SOLE		20000
BANCO SANTANDER SA		ADR	  	  05964H105	759		99000	SH 	 SOLE		99000
BANK OF AMERICA CORPORATION	COM		  060505104	1215		127000	SH 	 SOLE		127000
BANK OF NEW YORK MELLON CORP	COM		  064058100	290		12000	SH 	 SOLE		12000
BARCLAYS PLC			ADR		  06738E204	3706		244640	SH 	 SOLE		244640
BECTON DICKINSON & CO		COM		  075887109	65412		842389	SH 	 SOLE		842389
BHP BILLITON PLC		SPONSORED ADR	  05545E209	340		5545	SH 	 SOLE		5545
BROOKFIELD ASSET MGMT INC	CL A LTD VT SH	  112585104	630		20000	SH 	 SOLE		20000
CARNIVAL CORP			PAIRED CTF	  143658300	390		12160	SH 	 SOLE		12160
CDN IMPERIAL BK OF COMMERCE	COM		  136069101	34383		450576	SH 	 SOLE		450576
CENTRAL GOLDTRUST		TR UNIT		  153546106	255		4000	SH 	 SOLE		4000
CME GROUP INC			COM		  12572Q105	1418		4900	SH 	 SOLE		4900
CREDIT SUISSE GROUP		SPONSORED ADR	  225401108	1169		41000	SH 	 SOLE		41000
DEUTSCHE BANK AG		NAMEN AKT	  D18190898	1570		31500	SH 	 SOLE		31500
DUN & BRADSTREET CORP DEL NE	COM		  26483E100	1949		23000	SH 	 SOLE		23000
EATON VANCE CORP		COM NON VTG	  278265103	572		20000	SH 	 SOLE		20000
EQUIFAX INC			COM		  294429105	642		14500	SH 	 SOLE		14500
FIRST AMERN FINL CORP		COM		  31847R102	183		11000	SH 	 SOLE		11000
FRANKLIN RES INC		COM		  354613101	14776		119130	SH 	 SOLE		119130
GLOBAL PMTS INC			COM		  37940X102	2114		44500	SH 	 SOLE		44500
GOLDMAN SACHS GROUP INC		COM		  38141G104	1132		9100	SH 	 SOLE		9100
HARTFORD FINL SVCS GROUP INC	COM		  416515104	1665		79000	SH 	 SOLE		79000
HSBC HLDGS PLC			SPON ADR NEW	  404280406	6439		145065	SH 	 SOLE		145065
ING GROEP N V			SPONSORED ADR	  456837103	716		86000	SH 	 SOLE		86000
INVESCO LTD			SHS		  G491BT108	72214		2707700	SH 	 SOLE		2707700
JPMORGAN CHASE & CO		COM		  46625H100	10424		226715	SH 	 SOLE		226715
LLOYDS BANKING GROUP PLC	SPONSORED ADR	  539439109	939		443000	SH 	 SOLE		443000
MANULIFE FINL CORP		COM		  56501R106	839		62000	SH 	 SOLE		62000
MASTERCARD INC			CL A		  57636Q104	2523		6000	SH 	 SOLE		6000
METLIFE INC			COM		  59156R108	1546		41400	SH 	 SOLE		41400
MORGAN STANLEY			COM NEW		  617446448	1080		55000	SH 	 SOLE		55000
NORTHERN TR CORP		COM		  665859104	217		4575	SH 	 SOLE		4575
NOVARTIS A G			SPONSORED ADR	  66987V109	421		7590	SH 	 SOLE		7590
OPPENHEIMER HLDGS INC		CL A NON VTG	  683797104	3685		212400	SH 	 SOLE		212400
PROCTER & GAMBLE CO		COM		  742718109	41739		621021	SH 	 SOLE		621021
PRUDENTIAL FINL INC		COM		  744320102	2475		39045	SH 	 SOLE		39045
ROGERS COMMUNICATIONS INC	CL B		  775109200	29397		741676	SH 	 SOLE		741676
ROYAL BK CDA MONTREAL QUE	COM		  780087102	36917		638023	SH 	 SOLE		638023
ROYAL BK SCOTLAND GROUP PLC	SPONS ADR 20 ORD  780097689	606		68500	SH 	 SOLE		68500
ROYAL DUTCH SHELL PLC		SPONS ADR A	  780259206	561		8000	SH 	 SOLE		8000
SIEMENS A G			SPONSORED ADR	  826197501	706		7000	SH 	 SOLE		7000
SK TELECOM LTD			SPONSORED ADR	  78440P108	348		25000	SH 	 SOLE		25000
SPROTT PHYSICAL GOLD TRUST	UNIT		  85207H104	289		20000	SH 	 SOLE		20000
STEWART INFORMATION SVCS COR	COM		  860372101	171		12000	SH 	 SOLE		12000
SUNCOR ENERGY INC NEW		COM		  867224107	47582		1458712	SH 	 SOLE		1458712
SYNGENTA AG			SPONSORED ADR	  87160A100	693		10070	SH 	 SOLE		10070
TECK RESOURCES LTD		CL B		  878742204	34430		965987	SH 	 SOLE		965987
TORONTO DOMINION BK ONT		COM NEW		  891160509	106257		1253973	SH 	 SOLE		1253973
TOTAL S A			SPONSORED ADR	  89151E109	665		13000	SH 	 SOLE		13000
TOYOTA MOTOR CORP		SP ADR REP2COM	  892331307	347		4000	SH 	 SOLE		4000
UBS AG				SHS NEW		  H89231338	582		41500	SH 	 SOLE		41500
VISA INC			COM CL A	  92826C839	2836		24035	SH 	 SOLE		24035
WALGREEN CO			COM		  931422109	60463		1805390	SH 	 SOLE		1805390
WELLS FARGO & CO NEW		COM		  949746101	8774		257000	SH 	 SOLE		257000

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